INVESTMENTS - Assets and Liabilities of joint ventures and associates projects (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	R$ 583,352	R$ 792,252		R$ 327,198	R$ 1,246,125
Other assets	2,104,904	2,115,375
Noncurrent
Other assets	1,604,403	1,108,629
TOTAL ASSETS	181,210,208	172,975,359	R$ 176,219,314
CURRENT
Other liabilities	264,996	1,458,952
NON-CURRENT
Loans and financing	42,305,886	39,235,650
Other liabilities	1,496,527	2,501,883
Net Equity	56,008,948	42,752,532	R$ 45,280,201	R$ 44,064,927	R$ 41,580,593
TOTAL LIABILITIES AND NET EQUITY	R$ 181,210,208	R$ 172,975,359
CTEEP
Associates and joint ventures
Ownership interest (in percent)	36.05%
Current
Cash and cash equivalents	R$ 6,224
Other assets	2,436,439
Noncurrent
Financial assets, intangible assets, and PP&E	37,325
Other assets	15,306,539
TOTAL ASSETS	17,786,527
CURRENT
Loans and financing	280,729
Other liabilities	250,411
NON-CURRENT
Loans and financing	940,564
Other liabilities	5,246,176
Net Equity	11,068,647
TOTAL LIABILITIES AND NET EQUITY	R$ 17,786,527
CEMAR
Associates and joint ventures
Ownership interest (in percent)		33.55%
Current
Cash and cash equivalents		R$ 1,742,518
Other assets		1,135,366
Noncurrent
Financial assets, intangible assets, and PP&E		3,253,642
Other assets		421,814
TOTAL ASSETS		6,553,340
CURRENT
Loans and financing		683,850
Other liabilities		768,721
NON-CURRENT
Loans and financing		2,305,917
Other liabilities		347,053
Net Equity		2,447,799
TOTAL LIABILITIES AND NET EQUITY		R$ 6,553,340
EMAE
Associates and joint ventures
Ownership interest (in percent)	40.44%	40.44%
Current
Cash and cash equivalents	R$ 216,626	R$ 71,319
Other assets	184,307	148,013
Noncurrent
Financial assets, intangible assets, and PP&E	72,957	169,982
Other assets	784,520	740,777
TOTAL ASSETS	1,258,410	1,130,091
CURRENT
Loans and financing		6,994
Other liabilities	129,976	85,975
NON-CURRENT
Loans and financing		83,380
Other liabilities	259,579	223,316
Net Equity	868,855	730,426
TOTAL LIABILITIES AND NET EQUITY	R$ 1,258,410	R$ 1,130,091
TDG
Associates and joint ventures
Ownership interest (in percent)	49.00%
Current
Cash and cash equivalents	R$ 31,814
Other assets	33,118
Noncurrent
Financial assets, intangible assets, and PP&E	295,944
Other assets	8,338
TOTAL ASSETS	369,214
CURRENT
Loans and financing	3,393
Other liabilities	20,007
NON-CURRENT
Loans and financing	154,366
Other liabilities	126,467
Net Equity	64,981
TOTAL LIABILITIES AND NET EQUITY	R$ 369,214
BARANAS I
Associates and joint ventures
Ownership interest (in percent)	49.00%
Current
Cash and cash equivalents	R$ 3,128
Other assets	1,375
Noncurrent
Financial assets, intangible assets, and PP&E	118,510
Other assets	4,253
TOTAL ASSETS	127,266
CURRENT
Loans and financing	5,644
Other liabilities	2,408
NON-CURRENT
Loans and financing	62,218
Other liabilities	21,902
Net Equity	35,094
TOTAL LIABILITIES AND NET EQUITY	R$ 127,266
MUSSAMB
Associates and joint ventures
Ownership interest (in percent)	49.00%
Current
Cash and cash equivalents	R$ 3,925
Other assets	1,293
Noncurrent
Financial assets, intangible assets, and PP&E	115,806
Other assets	5,409
TOTAL ASSETS	126,433
CURRENT
Loans and financing	5,155
Other liabilities	2,618
NON-CURRENT
Loans and financing	56,805
Other liabilities	21,883
Net Equity	39,972
TOTAL LIABILITIES AND NET EQUITY	R$ 126,433
Morro Branco I
Associates and joint ventures
Ownership interest (in percent)	49.00%
Current
Cash and cash equivalents	R$ 2,627
Other assets	1,679
Noncurrent
Financial assets, intangible assets, and PP&E	116,042
Other assets	3,272
TOTAL ASSETS	123,620
CURRENT
Loans and financing	5,909
Other liabilities	2,430
NON-CURRENT
Loans and financing	65,079
Other liabilities	21,853
Net Equity	28,349
TOTAL LIABILITIES AND NET EQUITY	R$ 123,620
7 GAMELEIRAS
Associates and joint ventures
Ownership interest (in percent)	49.00%
Current
Cash and cash equivalents	R$ 3,151
Other assets	3,810
Noncurrent
Financial assets, intangible assets, and PP&E	91,935
Other assets	13,241
TOTAL ASSETS	112,137
CURRENT
Loans and financing	5,187
Other liabilities	2,706
NON-CURRENT
Loans and financing	53,608
Other liabilities	2,869
Net Equity	47,767
TOTAL LIABILITIES AND NET EQUITY	R$ 112,137
S P DO LAGO
Associates and joint ventures
Ownership interest (in percent)	49.00%
Current
Cash and cash equivalents	R$ 1,774
Other assets	3,337
Noncurrent
Financial assets, intangible assets, and PP&E	85,395
Other assets	16,736
TOTAL ASSETS	107,242
CURRENT
Loans and financing	5,374
Other liabilities	3,156
NON-CURRENT
Loans and financing	55,545
Other liabilities	4,035
Net Equity	39,132
TOTAL LIABILITIES AND NET EQUITY	R$ 107,242
Pedra Branca
Associates and joint ventures
Ownership interest (in percent)	49.00%
Current
Cash and cash equivalents	R$ 7,592
Other assets	6,188
Noncurrent
Financial assets, intangible assets, and PP&E	82,459
Other assets	5,707
TOTAL ASSETS	101,946
CURRENT
Loans and financing	5,195
Other liabilities	3,402
NON-CURRENT
Loans and financing	53,432
Other liabilities	1,733
Net Equity	38,184
TOTAL LIABILITIES AND NET EQUITY	R$ 101,946
BARANAS III
Associates and joint ventures
Ownership interest (in percent)	1.50%
Current
Cash and cash equivalents	R$ 13,031
Other assets	1,951
Noncurrent
Financial assets, intangible assets, and PP&E	84,961
Other assets	1,532
TOTAL ASSETS	101,475
CURRENT
Loans and financing	3,420
Other liabilities	4,401
NON-CURRENT
Loans and financing	43,326
Other liabilities	22,979
Net Equity	27,349
TOTAL LIABILITIES AND NET EQUITY	R$ 101,475
MAN CONSTR
Associates and joint ventures
Ownership interest (in percent)	19.50%
Current
Cash and cash equivalents	R$ 1
Other assets	460
Noncurrent
Other assets	87,430
TOTAL ASSETS	87,891
CURRENT
Other liabilities	2,317
NON-CURRENT
Other liabilities	47,067
Net Equity	38,507
TOTAL LIABILITIES AND NET EQUITY	R$ 87,891
Norte Energia
Associates and joint ventures
Ownership interest (in percent)	49.98%	49.98%
Current
Cash and cash equivalents	R$ 252,763	R$ 6,662
Other assets	1,222,598	758,559
Noncurrent
Financial assets, intangible assets, and PP&E	41,608,558	39,112,347
Other assets	1,075,826	1,198,015
TOTAL ASSETS	44,159,745	41,075,583
CURRENT
Loans and financing	2,348,330	1,707,983
Other liabilities	1,341,796	1,616,848
NON-CURRENT
Loans and financing	25,578,153	25,546,587
Other liabilities	1,166,966	651,068
Net Equity	13,724,500	11,553,097
TOTAL LIABILITIES AND NET EQUITY	R$ 44,159,745	R$ 41,075,583
ESBR Participacoes S.A.
Associates and joint ventures
Ownership interest (in percent)	40.00%	40.00%
Current
Cash and cash equivalents	R$ 95,767	R$ 34,942
Other assets	453,419	853,131
Noncurrent
Financial assets, intangible assets, and PP&E	19,362,325	21,112,677
Other assets	1,508,356	609,424
TOTAL ASSETS	21,419,867	22,610,174
CURRENT
Loans and financing	402,315	366,460
Other liabilities	487,343	575,246
NON-CURRENT
Loans and financing	10,409,556	10,696,889
Other liabilities	1,712,606	2,728,727
Net Equity	8,408,047	8,242,852
TOTAL LIABILITIES AND NET EQUITY	R$ 21,419,867	R$ 22,610,174
Madeira Energia S.A. (MESA)
Associates and joint ventures
Ownership interest (in percent)	42.46%	39.00%
Current
Cash and cash equivalents	R$ 68,645	R$ 54,517
Other assets	549,585	502,221
Noncurrent
Financial assets, intangible assets, and PP&E	20,787,932	21,610,727
Other assets	1,665,469	1,983,133
TOTAL ASSETS	23,071,631	24,150,598
CURRENT
Loans and financing	169,178	700,368
Other liabilities	1,112,155	1,329,966
NON-CURRENT
Loans and financing	14,795,974	14,351,964
Other liabilities	2,337,731	2,441,185
Net Equity	4,656,593	5,327,115
TOTAL LIABILITIES AND NET EQUITY	R$ 23,071,631	R$ 24,150,598
Belo Monte Transmissora de Energia
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 36,725	R$ 405
Other assets	747,657	661,310
Noncurrent
Financial assets, intangible assets, and PP&E	6,240
Other assets	102,468	5,964,864
TOTAL ASSETS	7,110,985	6,626,579
CURRENT
Loans and financing	342,809	112,149
Other liabilities	123,745	102,184
NON-CURRENT
Loans and financing	2,436,758	2,539,617
Other liabilities	961,683	856,262
Net Equity	3,246,345	3,016,367
TOTAL LIABILITIES AND NET EQUITY	R$ 7,110,985	R$ 6,626,579
Interligacao Eletrica do Madeira S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 182,192	R$ 313
Other assets	474,127	173,300
Noncurrent
Financial assets, intangible assets, and PP&E	5,110,465	5,659,537
Other assets	181,899	107,676
TOTAL ASSETS	5,948,683	5,940,826
CURRENT
Loans and financing	173,943	220,000
Other liabilities	115,077	88,492
NON-CURRENT
Loans and financing	1,375,483	1,973,559
Other liabilities	1,471,970	976,093
Net Equity	2,812,210	2,682,682
TOTAL LIABILITIES AND NET EQUITY	R$ 5,948,683	R$ 5,940,826
Teles Pires Participaes
Associates and joint ventures
Ownership interest (in percent)	49.44%	49.44%
Current
Cash and cash equivalents	R$ 27,857	R$ 16,073
Other assets	139,167	163,415
Noncurrent
Financial assets, intangible assets, and PP&E	4,803,349	5,130,567
Other assets	370,501	253,434
TOTAL ASSETS	5,340,874	5,563,489
CURRENT
Loans and financing	214,126	195,417
Other liabilities	160,783	200,595
NON-CURRENT
Loans and financing	3,053,391	3,213,780
Other liabilities	419,885	389,116
Net Equity	1,492,689	1,564,581
TOTAL LIABILITIES AND NET EQUITY	R$ 5,340,874	R$ 5,563,489
Belo Monte Transmissora
Associates and joint ventures
Ownership interest (in percent)	24.50%
Current
Cash and cash equivalents	R$ 36,725
Other assets	175,099
Noncurrent
Financial assets, intangible assets, and PP&E	6,786,725
Other assets	112,436
TOTAL ASSETS	7,110,985
CURRENT
Loans and financing	384,299
Other liabilities	82,255
NON-CURRENT
Loans and financing	2,990,328
Other liabilities	407,578
Net Equity	3,246,345
TOTAL LIABILITIES AND NET EQUITY	R$ 7,110,985
Companhia Energtica Sinop
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 64,563	R$ 216,130
Other assets	70,034	10,709
Noncurrent
Financial assets, intangible assets, and PP&E	2,204,358
Other assets	288,075	1,908,867
TOTAL ASSETS	2,627,030	2,135,706
CURRENT
Loans and financing	47,959	22,292
Other liabilities	66,549	101,362
NON-CURRENT
Loans and financing	1,029,711	887,364
Other liabilities	251,384	23,673
Net Equity	1,231,427	1,101,015
TOTAL LIABILITIES AND NET EQUITY	R$ 2,627,030	R$ 2,135,706
Norte Brasil Transmissora de Energia S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 138,473	R$ 98,638
Other assets	362,877	314,214
Noncurrent
Financial assets, intangible assets, and PP&E	3,541,588
Other assets	57,153	3,615,305
TOTAL ASSETS	4,100,091	4,028,157
CURRENT
Loans and financing	75,482	75,597
Other liabilities	180,497	133,354
NON-CURRENT
Loans and financing	730,024	797,490
Other liabilities	912,399	913,135
Net Equity	2,201,689	2,108,581
TOTAL LIABILITIES AND NET EQUITY	R$ 4,100,091	R$ 4,028,157
Empresa de Energia Sao Manoel S.A.
Associates and joint ventures
Ownership interest (in percent)	33.33%	33.33%
Current
Cash and cash equivalents	R$ 46,025	R$ 190,995
Other assets	74,060	9,296
Noncurrent
Financial assets, intangible assets, and PP&E	3,362,567	3,240,312
Other assets	438,080	317,981
TOTAL ASSETS	3,920,732	3,758,584
CURRENT
Loans and financing	113,773	22,569
Other liabilities	60,485	70,849
NON-CURRENT
Loans and financing	1,767,900	1,651,347
Other liabilities	77,351	64,607
Net Equity	1,901,223	1,949,212
TOTAL LIABILITIES AND NET EQUITY	R$ 3,920,732	R$ 3,758,584
Empresa de Energia Sao Manoel S.A. | IE Madeira
Associates and joint ventures
Ownership interest (in percent)	24.50%
Current
Cash and cash equivalents	R$ 182,192
Other assets	474,127
Noncurrent
Financial assets, intangible assets, and PP&E	5,110,465
Other assets	181,899
TOTAL ASSETS	5,948,683
CURRENT
Loans and financing	173,943
Other liabilities	115,077
NON-CURRENT
Loans and financing	1,375,483
Other liabilities	1,471,970
Net Equity	2,812,210
TOTAL LIABILITIES AND NET EQUITY	R$ 5,948,683
Chapec oense Gerao S.A.
Associates and joint ventures
Ownership interest (in percent)	40.00%	40.00%
Current
Cash and cash equivalents	R$ 184,003	R$ 116,427
Other assets	161,734	213,292
Noncurrent
Financial assets, intangible assets, and PP&E	2,732,454	2,810,636
Other assets	118,866	153,695
TOTAL ASSETS	3,197,057	3,294,050
CURRENT
Loans and financing	138,706	138,788
Other liabilities	285,757	287,902
NON-CURRENT
Loans and financing	1,045,401	1,172,181
Other liabilities	737,591	720,226
Net Equity	989,602	974,953
TOTAL LIABILITIES AND NET EQUITY	R$ 3,197,057	R$ 3,294,050
Manaus Transmissora
Associates and joint ventures
Ownership interest (in percent)	19.50%	49.50%
Current
Cash and cash equivalents	R$ 73,448	R$ 61,494
Other assets	186,326	173,981
Noncurrent
Financial assets, intangible assets, and PP&E	38,873
Other assets	2,664,935	2,386,043
TOTAL ASSETS	2,963,582	2,621,518
CURRENT
Loans and financing	75,063	74,449
Other liabilities	149,959	95,821
NON-CURRENT
Loans and financing	647,885	688,775
Other liabilities	653,237	374,384
Net Equity	1,437,438	1,388,089
TOTAL LIABILITIES AND NET EQUITY	R$ 2,963,582	R$ 2,621,518
Mata de Santa Genebra
Associates and joint ventures
Ownership interest (in percent)	49.90%	49.90%
Current
Cash and cash equivalents	R$ 19,568	R$ 9,877
Other assets	10,931	12,089
Noncurrent
Financial assets, intangible assets, and PP&E	2,181,111	1,501,117
Other assets	153,550	66,825
TOTAL ASSETS	2,365,160	1,589,908
CURRENT
Loans and financing	33,964	554,688
Other liabilities	90,642	25,218
NON-CURRENT
Loans and financing	934,650
Other liabilities	339,312	83,311
Net Equity	966,592	926,691
TOTAL LIABILITIES AND NET EQUITY	R$ 2,365,160	R$ 1,589,908
Enerpeixe S.A.
Associates and joint ventures
Ownership interest (in percent)	40.00%	40.00%
Current
Cash and cash equivalents	R$ 307,780	R$ 188,574
Other assets	192,726	262,377
Noncurrent
Financial assets, intangible assets, and PP&E	1,471,006	1,520,658
Other assets	154,532	170,111
TOTAL ASSETS	2,126,044	2,141,720
CURRENT
Loans and financing	176,508	178,570
Other liabilities	414,211	487,881
NON-CURRENT
Loans and financing	573,087	492,997
Other liabilities	310,740	252,267
Net Equity	651,498	730,005
TOTAL LIABILITIES AND NET EQUITY	R$ 2,126,044	R$ 2,141,720
Serra do Facao Energia S.A.
Associates and joint ventures
Ownership interest (in percent)	49.47%	49.47%
Current
Cash and cash equivalents	R$ 3	R$ 2
Other assets	156,883	102,870
Noncurrent
Financial assets, intangible assets, and PP&E	1,747,814	1,849,919
Other assets	153,643	145,906
TOTAL ASSETS	2,058,343	2,098,697
CURRENT
Loans and financing	50,744	49,633
Other liabilities	166,834	165,764
NON-CURRENT
Loans and financing	289,710	327,914
Other liabilities	1,524,799	1,502,405
Net Equity	26,256	52,981
TOTAL LIABILITIES AND NET EQUITY	R$ 2,058,343	R$ 2,098,697
Paranaba Transmissora
Associates and joint ventures
Ownership interest (in percent)	24.50%	24.50%
Current
Cash and cash equivalents	R$ 13,931	R$ 14,677
Other assets	19,164	22,608
Noncurrent
Financial assets, intangible assets, and PP&E	1,812,949	1,558,028
Other assets	58,402	54,330
TOTAL ASSETS	1,904,446	1,649,643
CURRENT
Loans and financing	55,968	53,318
Other liabilities	48,631	43,298
NON-CURRENT
Loans and financing	612,854	638,779
Other liabilities	434,414	260,406
Net Equity	752,579	653,842
TOTAL LIABILITIES AND NET EQUITY	R$ 1,904,446	R$ 1,649,643
Energtica guas da Pedra S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 26,547	R$ 32,155
Other assets	44,273	50,486
Noncurrent
Financial assets, intangible assets, and PP&E	683,503
Other assets	28,829	741,313
TOTAL ASSETS	783,152	823,954
CURRENT
Loans and financing	35,573	35,400
Other liabilities	51,051	55,976
NON-CURRENT
Loans and financing	244,875	277,707
Other liabilities	15,805	13,333
Net Equity	435,848	441,538
TOTAL LIABILITIES AND NET EQUITY	R$ 783,152	R$ 823,954
Santa Vitoria do Palmar Holding S.A.
Associates and joint ventures
Ownership interest (in percent)		49.00%
Current
Cash and cash equivalents		R$ 145,618
Other assets		34,224
Noncurrent
Financial assets, intangible assets, and PP&E		1,776,548
Other assets		25
TOTAL ASSETS		1,956,415
CURRENT
Loans and financing		56,866
Other liabilities		76,985
NON-CURRENT
Loans and financing		1,000,913
Other liabilities		144,597
Net Equity		677,055
TOTAL LIABILITIES AND NET EQUITY		R$ 1,956,415
TSLE Transmissora Sul Litoranea de Energia
Associates and joint ventures
Ownership interest (in percent)	51.00%	51.00%
Current
Cash and cash equivalents	R$ 25,017	R$ 6,723
Other assets	134,734	121,200
Noncurrent
Financial assets, intangible assets, and PP&E	845,532	848,967
Other assets	42,450	42,018
TOTAL ASSETS	1,047,733	1,018,908
CURRENT
Loans and financing	55,275	41,838
Other liabilities	28,916	36,960
NON-CURRENT
Loans and financing	499,213	528,565
Other liabilities	6,303	22,968
Net Equity	458,026	388,577
TOTAL LIABILITIES AND NET EQUITY	R$ 1,047,733	R$ 1,018,908
Chapada Piaui I Holding S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 17,671	R$ 17,896
Other assets	20,052	23,310
Noncurrent
Financial assets, intangible assets, and PP&E	759,287	839,914
Other assets	27,268	21,543
TOTAL ASSETS	824,278	902,663
CURRENT
Loans and financing	24,451	39,237
Other liabilities	28,561	41,743
NON-CURRENT
Loans and financing	539,513	503,967
Other liabilities	116,032	7,331
Net Equity	115,721	310,385
TOTAL LIABILITIES AND NET EQUITY	R$ 824,278	R$ 902,663
Chapada Piaui II Holding S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 21,770	R$ 19,376
Other assets	19,908	19,779
Noncurrent
Financial assets, intangible assets, and PP&E	746,512	761,511
Other assets	29,464	24,153
TOTAL ASSETS	817,654	824,819
CURRENT
Loans and financing	25,533	24,239
Other liabilities	30,858	22,141
NON-CURRENT
Loans and financing	530,657	543,917
Other liabilities	112,289	93,801
Net Equity	118,317	140,721
TOTAL LIABILITIES AND NET EQUITY	R$ 817,654	R$ 824,819
STN - Sistema de Transmissao Nordeste S.A.
Associates and joint ventures
Ownership interest (in percent)		49.00%
Current
Cash and cash equivalents		R$ 15,414
Other assets		210,299
Noncurrent
Financial assets, intangible assets, and PP&E		505,402
Other assets		30,803
TOTAL ASSETS		761,918
CURRENT
Loans and financing		21,377
Other liabilities		47,282
NON-CURRENT
Loans and financing		101,172
Other liabilities		149,760
Net Equity		442,327
TOTAL LIABILITIES AND NET EQUITY		R$ 761,918
STN - Sistema de Transmissao Nordeste S.A. | EAPSA - Energetica Aguas da Pedra S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%
Current
Cash and cash equivalents	R$ 13,204
Other assets	224,958
Noncurrent
Financial assets, intangible assets, and PP&E	477,011
Other assets	27,672
TOTAL ASSETS	742,845
CURRENT
Loans and financing	22,481
Other liabilities	49,004
NON-CURRENT
Loans and financing	78,733
Other liabilities	132,855
Net Equity	459,772
TOTAL LIABILITIES AND NET EQUITY	R$ 742,845
Goias Transmissao S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 8,804	R$ 10,099
Other assets	6,220	6,607
Noncurrent
Financial assets, intangible assets, and PP&E	626,825	650,360
Other assets	8,286	13,456
TOTAL ASSETS	650,135	680,522
CURRENT
Loans and financing	17,694	17,240
Other liabilities	32,784	54,636
NON-CURRENT
Loans and financing	172,648	184,702
Other liabilities	42,165	53,574
Net Equity	384,844	370,370
TOTAL LIABILITIES AND NET EQUITY	R$ 650,135	R$ 680,522
Vamcruz I
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 79,544	R$ 52,902
Other assets	19,567	31,929
Noncurrent
Financial assets, intangible assets, and PP&E	453,165	472,194
TOTAL ASSETS	552,276	557,025
CURRENT
Loans and financing	18,108	16,679
Other liabilities	14,761	42,355
NON-CURRENT
Loans and financing	216,177	206,984
Other liabilities	35,693	22,361
Net Equity	267,537	268,646
TOTAL LIABILITIES AND NET EQUITY	R$ 552,276	R$ 557,025
Serra das Vac as Holding
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 13,981	R$ 7,013
Other assets	7,417	8,989
Noncurrent
Financial assets, intangible assets, and PP&E	483,119	488,798
Other assets	14,427	14,743
TOTAL ASSETS	518,944	519,543
CURRENT
Loans and financing	19,276	19,216
Other liabilities	12,636	7,706
NON-CURRENT
Loans and financing	248,051	250,101
Other liabilities	57,868	61,897
Net Equity	181,113	180,623
TOTAL LIABILITIES AND NET EQUITY	R$ 518,944	R$ 519,543
Transenergia Renovavel S.A. (Transenergia)
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 20,042	R$ 14,620
Other assets	6,681	6,226
Noncurrent
Financial assets, intangible assets, and PP&E	403,512	447,099
Other assets	5,667	5,664
TOTAL ASSETS	435,902	473,609
CURRENT
Loans and financing	15,570	12,363
Other liabilities	7,294	18,071
NON-CURRENT
Loans and financing	95,699	95,063
Other liabilities	27,141	32,811
Net Equity	292,215	315,301
TOTAL LIABILITIES AND NET EQUITY	R$ 435,902	R$ 473,609
Vale do Sao Bartolomeu
Associates and joint ventures
Ownership interest (in percent)	39.00%	39.00%
Current
Cash and cash equivalents	R$ 1,716	R$ 1,052
Other assets	7,401	2,176
Noncurrent
Financial assets, intangible assets, and PP&E	438,758	459,597
Other assets	7,222
TOTAL ASSETS	455,097	462,825
CURRENT
Loans and financing	21,978	20,068
Other liabilities	11,622	27,431
NON-CURRENT
Loans and financing	95,529	104,182
Other liabilities	6,940	425
Net Equity	318,956	310,719
TOTAL LIABILITIES AND NET EQUITY	R$ 455,097	R$ 462,825
Triangulo Mineiro Transmissora
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 2,039	R$ 2,586
Other assets	5,026	4,671
Noncurrent
Financial assets, intangible assets, and PP&E	435,814	462,875
Other assets	12,509
TOTAL ASSETS	455,388	470,132
CURRENT
Loans and financing	22,090	23,109
Other liabilities	2,330	3,663
NON-CURRENT
Loans and financing	100,381	106,680
Other liabilities	6,096	2,726
Net Equity	324,213	333,954
TOTAL LIABILITIES AND NET EQUITY	R$ 455,388	R$ 470,132
Retiro Baixo Energetica S.A.
Associates and joint ventures
Ownership interest (in percent)	19.61%	49.00%
Current
Cash and cash equivalents	R$ 35,582	R$ 14,256
Other assets	11,412	9,619
Noncurrent
Financial assets, intangible assets, and PP&E	343,504	353,676
Other assets	10,631	11,886
TOTAL ASSETS	401,129	389,437
CURRENT
Loans and financing	13,651	13,564
Other liabilities	18,523	13,618
NON-CURRENT
Loans and financing	81,905	94,943
Other liabilities	8,985	13,462
Net Equity	278,065	253,850
TOTAL LIABILITIES AND NET EQUITY	R$ 401,129	R$ 389,437
Retiro Baixo Energetica S.A. | Banda de Couro
Associates and joint ventures
Ownership interest (in percent)	1.70%
Current
Cash and cash equivalents	R$ 10,379
Other assets	1,709
Noncurrent
Financial assets, intangible assets, and PP&E	127,029
Other assets	2,054
TOTAL ASSETS	141,171
CURRENT
Loans and financing	2,783
Other liabilities	6,672
NON-CURRENT
Loans and financing	62,335
Other liabilities	35,886
Net Equity	33,495
TOTAL LIABILITIES AND NET EQUITY	R$ 141,171
Rouar
Associates and joint ventures
Ownership interest (in percent)	50.00%	50.00%
Current
Cash and cash equivalents	R$ 92,982	R$ 87,655
Other assets	6,416	4,972
Noncurrent
Financial assets, intangible assets, and PP&E	315,590	286,181
Other assets	19,962	2,499
TOTAL ASSETS	434,950	381,307
CURRENT
Loans and financing	12,004	9,812
Other liabilities	1,206	1,102
NON-CURRENT
Loans and financing	166,479	155,945
Other liabilities	6,404	3,660
Net Equity	248,858	210,787
TOTAL LIABILITIES AND NET EQUITY	R$ 434,951	R$ 381,306
Paulista Lajeado
Associates and joint ventures
Ownership interest (in percent)		40.07%
Current
Cash and cash equivalents		R$ 24,086
Other assets		23,951
Noncurrent
Financial assets, intangible assets, and PP&E		13
Other assets		120,664
TOTAL ASSETS		168,714
CURRENT
Loans and financing		36,453
Other liabilities		6,072
NON-CURRENT
Other liabilities		258
Net Equity		125,931
TOTAL LIABILITIES AND NET EQUITY		R$ 168,714
MGE Transmissao S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 12,855	R$ 5,843
Other assets	2,803	4,037
Noncurrent
Financial assets, intangible assets, and PP&E	355,902	352,728
Other assets	4,239	8,176
TOTAL ASSETS	375,799	370,784
CURRENT
Loans and financing	9,342	9,282
Other liabilities	15,626	19,336
NON-CURRENT
Loans and financing	66,173	75,028
Other liabilities	24,284	32,366
Net Equity	260,374	234,772
TOTAL LIABILITIES AND NET EQUITY	R$ 375,799	R$ 370,784
Transnorte Energia S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 7,283	R$ 8,168
Other assets	8,395	7,502
Noncurrent
Other assets	291,943	291,903
TOTAL ASSETS	294,858	307,573
CURRENT
Other liabilities	727	1,388
NON-CURRENT
Other liabilities	10,459	3,367
Net Equity	283,672	302,818
TOTAL LIABILITIES AND NET EQUITY	R$ 294,858	R$ 307,573
Transenergia So Paulo S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%
Current
Cash and cash equivalents	R$ 2,511
Other assets	1,765
Noncurrent
Financial assets, intangible assets, and PP&E	182,015
Other assets	1,972
TOTAL ASSETS	188,263
CURRENT
Loans and financing	4,424
Other liabilities	2,903
NON-CURRENT
Loans and financing	32,755
Other liabilities	49,033
Net Equity	99,148
TOTAL LIABILITIES AND NET EQUITY	R$ 188,263
Baguari | Lajeado Energia
Associates and joint ventures
Ownership interest (in percent)	30.61%
Current
Cash and cash equivalents	R$ 5,942
Other assets	35,858
Noncurrent
Financial assets, intangible assets, and PP&E	194,769
Other assets	9,320
TOTAL ASSETS	245,889
CURRENT
Other liabilities	9,213
NON-CURRENT
Other liabilities	4,706
Net Equity	231,970
TOTAL LIABILITIES AND NET EQUITY	R$ 245,889
Manaus Construtora Ltda | CTEEP
Associates and joint ventures
Ownership interest (in percent)	49.50%
Current
Cash and cash equivalents	R$ 1
Other assets	87,794
Noncurrent
Other assets	1
TOTAL ASSETS	87,796
CURRENT
Other liabilities	2,317
NON-CURRENT
Other liabilities	47,067
Net Equity	38,412
TOTAL LIABILITIES AND NET EQUITY	R$ 87,796
Livramento
Associates and joint ventures
Ownership interest (in percent)	78.00%
Current
Cash and cash equivalents	R$ 3,725
Other assets	2,349
Noncurrent
Financial assets, intangible assets, and PP&E	159,904
Other assets	3,402
TOTAL ASSETS	169,380
CURRENT
Loans and financing	3,540
Other liabilities	4,700
NON-CURRENT
Loans and financing	35,422
Other liabilities	180,569
Net Equity	54,851
TOTAL LIABILITIES AND NET EQUITY	R$ 169,380
Fronteira Oeste
Associates and joint ventures
Ownership interest (in percent)	51.00%
Current
Cash and cash equivalents	R$ 1,273
Other assets	14,386
Noncurrent
Financial assets, intangible assets, and PP&E	121,928
Other assets	13,819
TOTAL ASSETS	151,406
CURRENT
Other liabilities	22,886
NON-CURRENT
Other liabilities	25,510
Net Equity	103,010
TOTAL LIABILITIES AND NET EQUITY	R$ 151,406
Tijoa Partic ipa es e Investimentos
Associates and joint ventures
Ownership interest (in percent)	49.90%
Current
Cash and cash equivalents	R$ 35,973
Other assets	30,021
Noncurrent
Financial assets, intangible assets, and PP&E	37,123
Other assets	72
TOTAL ASSETS	103,189
CURRENT
Other liabilities	51,350
NON-CURRENT
Other liabilities	30,751
Net Equity	21,088
TOTAL LIABILITIES AND NET EQUITY	R$ 103,189
Caldas Novas Transmissao
Associates and joint ventures
Ownership interest (in percent)	49.90%
Current
Cash and cash equivalents	R$ 2,023
Other assets	530
Noncurrent
Financial assets, intangible assets, and PP&E	33,938
Other assets	748
TOTAL ASSETS	37,239
CURRENT
Loans and financing	1,341
Other liabilities	3,202
NON-CURRENT
Loans and financing	8,888
Other liabilities	2,284
Net Equity	21,525
TOTAL LIABILITIES AND NET EQUITY	R$ 37,239
Construtora Integrao Ltda
Associates and joint ventures
Ownership interest (in percent)	49.00%
Current
Cash and cash equivalents	R$ 1
Other assets	45,781
Noncurrent
Other assets	5,559
TOTAL ASSETS	51,341
CURRENT
Other liabilities	2,706
NON-CURRENT
Other liabilities	103
Net Equity	48,532
TOTAL LIABILITIES AND NET EQUITY	R$ 51,341
Lago Azul Transmisso
Associates and joint ventures
Ownership interest (in percent)	49.90%
Current
Cash and cash equivalents	R$ 5,389
Other assets	824
Noncurrent
Financial assets, intangible assets, and PP&E	58,082
Other assets	272
TOTAL ASSETS	64,566
CURRENT
Other liabilities	7,942
NON-CURRENT
Net Equity	56,624
TOTAL LIABILITIES AND NET EQUITY	R$ 64,566
CSE Centro De Solues Estratgic as
Associates and joint ventures
Ownership interest (in percent)	49.90%
Current
Cash and cash equivalents	R$ 6,649
Other assets	2,864
Noncurrent
Financial assets, intangible assets, and PP&E	887
Other assets	165
TOTAL ASSETS	10,565
CURRENT
Other liabilities	5,411
NON-CURRENT
Net Equity	5,154
TOTAL LIABILITIES AND NET EQUITY	R$ 10,565
Amapari Energia S.A.
Associates and joint ventures
Ownership interest (in percent)	40.07%
Current
Cash and cash equivalents	R$ 4,127
Other assets	115
Noncurrent
Other assets	1,943
TOTAL ASSETS	6,185
CURRENT
Other liabilities	32,688
NON-CURRENT
Other liabilities	3,275
Net Equity	29,778
TOTAL LIABILITIES AND NET EQUITY	R$ 6,185
Energia Olimpica S.A.
Associates and joint ventures
Ownership interest (in percent)	49.90%
Current
Cash and cash equivalents	R$ 2,235
Other assets	3,233
Noncurrent
TOTAL ASSETS	5,468
CURRENT
Other liabilities	2,974
NON-CURRENT
Net Equity	2,494
TOTAL LIABILITIES AND NET EQUITY	R$ 5,468
Inambari Geracao de Energia (Igesa)
Associates and joint ventures
Ownership interest (in percent)	19.61%
Current
Cash and cash equivalents	R$ 51
Other assets	254
Noncurrent
TOTAL ASSETS	305
CURRENT
Other liabilities	280
NON-CURRENT
Net Equity	25
TOTAL LIABILITIES AND NET EQUITY	R$ 305
CHUI
Associates and joint ventures
Ownership interest (in percent)		49.00%
Current
Cash and cash equivalents		R$ 61,103
Other assets		11,743
Noncurrent
Financial assets, intangible assets, and PP&E		682,376
Other assets		17,062
TOTAL ASSETS		772,284
CURRENT
Loans and financing		27,097
Other liabilities		26,938
NON-CURRENT
Loans and financing		300,431
Other liabilities		25,340
Net Equity		392,478
TOTAL LIABILITIES AND NET EQUITY		R$ 772,284
TSBE
Associates and joint ventures
Ownership interest (in percent)		80.00%
Current
Cash and cash equivalents		R$ 27,050
Other assets		29,554
Noncurrent
Financial assets, intangible assets, and PP&E		570,103
Other assets		32,757
TOTAL ASSETS		659,464
CURRENT
Loans and financing		212,619
Other liabilities		8,226
NON-CURRENT
Loans and financing		106,174
Other liabilities		10,644
Net Equity		321,801
TOTAL LIABILITIES AND NET EQUITY		R$ 659,464
TSBE | CTEEP
Associates and joint ventures
Ownership interest (in percent)		36.05%
Current
Cash and cash equivalents		R$ 6,585
Other assets		2,637,124
Noncurrent
Financial assets, intangible assets, and PP&E		60,241
Other assets		14,548,223
TOTAL ASSETS		17,252,173
CURRENT
Loans and financing		451,440
Other liabilities		337,664
NON-CURRENT
Loans and financing		1,491,548
Other liabilities		3,771,865
Net Equity		11,199,656
TOTAL LIABILITIES AND NET EQUITY		R$ 17,252,173
Transmissora Matogrossense de Energia S.A. | EAPSA - Energetica Aguas da Pedra S.A.
Associates and joint ventures
Ownership interest (in percent)		49.00%
Current
Cash and cash equivalents		R$ 6,831
Other assets		72,110
Noncurrent
Other assets		336,922
TOTAL ASSETS		415,863
CURRENT
Loans and financing		13,273
Other liabilities		41,239
NON-CURRENT
Loans and financing		109,784
Other liabilities		37,302
Net Equity		214,265
TOTAL LIABILITIES AND NET EQUITY		R$ 415,863
Lajeado Energia
Associates and joint ventures
Ownership interest (in percent)		40.07%
Current
Cash and cash equivalents		R$ 106,662
Other assets		104,197
Noncurrent
Financial assets, intangible assets, and PP&E		1,571,997
Other assets		99,808
TOTAL ASSETS		1,882,664
CURRENT
Loans and financing		160,517
Other liabilities		243,212
NON-CURRENT
Loans and financing		527,096
Other liabilities		100,277
Net Equity		851,562
TOTAL LIABILITIES AND NET EQUITY		R$ 1,882,664
Interligacao Eletrica Garanhuns S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 37,490	R$ 47,547
Other assets	93,081	96,294
Noncurrent
Financial assets, intangible assets, and PP&E	1,018,264	1,064,527
Other assets	14,241	15,612
TOTAL ASSETS	1,163,076	1,223,980
CURRENT
Loans and financing	33,400	33,443
Other liabilities	26,958	37,042
NON-CURRENT
Loans and financing	218,523	249,996
Other liabilities	165,413	176,353
Net Equity	718,782	727,146
TOTAL LIABILITIES AND NET EQUITY	R$ 1,163,076	R$ 1,223,980
Brasnorte Transmissora de Energia S.A.
Associates and joint ventures
Ownership interest (in percent)		49.71%
Current
Cash and cash equivalents		R$ 122
Other assets		29,634
Noncurrent
Other assets		290,151
TOTAL ASSETS		319,907
CURRENT
Other liabilities		8,926
NON-CURRENT
Other liabilities		62,486
Net Equity		248,495
TOTAL LIABILITIES AND NET EQUITY		R$ 319,907
Mangue Seco 2
Associates and joint ventures
Ownership interest (in percent)		49.00%
Current
Cash and cash equivalents		R$ 20,321
Other assets		1,906
Noncurrent
Financial assets, intangible assets, and PP&E		89,227
Other assets		3,124
TOTAL ASSETS		114,578
CURRENT
Loans and financing		3,147
Other liabilities		1,988
NON-CURRENT
Loans and financing		67,800
Other liabilities		3,688
Net Equity		37,955
TOTAL LIABILITIES AND NET EQUITY		R$ 114,578
CEB Lajeado
Associates and joint ventures
Ownership interest (in percent)		2.10%
Current
Cash and cash equivalents		R$ 5,448
Other assets		30,394
Noncurrent
Financial assets, intangible assets, and PP&E		88,402
Other assets		192,830
TOTAL ASSETS		317,074
CURRENT
Other liabilities		43,182
NON-CURRENT
Net Equity		273,892
TOTAL LIABILITIES AND NET EQUITY		R$ 317,074
Intesa - Integracao Transmissora de Energia S.A.
Associates and joint ventures
Ownership interest (in percent)		49.00%
Current
Cash and cash equivalents		R$ 32,554
Other assets		168,610
Noncurrent
Financial assets, intangible assets, and PP&E		417,904
Other assets		11,432
TOTAL ASSETS		630,500
CURRENT
Loans and financing		31,763
Other liabilities		22,742
NON-CURRENT
Loans and financing		60,294
Other liabilities		88,707
Net Equity		426,994
TOTAL LIABILITIES AND NET EQUITY		R$ 630,500